Columbia Variable Portfolio – Long Government/Credit Bond Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Agency 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	1,405,465	1,318,853
Series 2017-20E Class 1
05/01/2037	2.880%	109,926	103,345
Series 2017-20F Class 1
06/01/2037	2.810%	991,887	926,657
Series 2017-20G Class 1
07/01/2037	2.980%	843,278	791,944
Series 2017-20H Class 1
08/01/2037	2.750%	716,528	666,803
Series 2017-20I Class 1
09/01/2037	2.590%	1,192,499	1,101,069
Total Asset-Backed Securities — Agency (Cost $5,259,583)			4,908,671

Corporate Bonds & Notes 46.7%

Aerospace & Defense 3.7%
BAE Systems PLC(a)
03/26/2034	5.300%	3,699,000	3,833,570
Boeing Co. (The)
08/01/2059	3.950%	3,124,000	2,243,086
L3Harris Technologies, Inc.
06/01/2034	5.350%	1,183,000	1,224,753
Lockheed Martin Corp.
02/15/2055	5.200%	810,000	778,509
Northrop Grumman Corp.
10/15/2047	4.030%	2,810,000	2,291,456
United Technologies Corp.
07/15/2038	6.125%	3,430,000	3,755,737
Total			14,127,111
Banking 5.5%
Bank of America Corp.(b)
03/20/2051	4.083%	4,455,000	3,625,985
Barclays PLC(b)
08/11/2046	5.860%	700,000	719,167
Citigroup, Inc.
07/23/2048	4.650%	1,855,000	1,655,547
Goldman Sachs Group, Inc. (The)(b)
01/28/2056	5.734%	2,460,000	2,551,491
HSBC Holdings PLC(b)
05/13/2036	5.790%	1,051,000	1,107,719
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/10/2036	5.741%	555,000	565,223
JPMorgan Chase & Co.(b)
11/15/2048	3.964%	4,645,000	3,796,021
Morgan Stanley(b)
04/17/2036	5.664%	4,316,000	4,554,106
Wells Fargo & Co.(b)
04/04/2051	5.013%	2,225,000	2,079,337
Total			20,654,596
Building Materials 0.1%
JH North America Holdings, Inc.(a)
07/31/2032	6.125%	398,000	407,808
Cable and Satellite 1.7%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	3,765,000	3,251,484
Comcast Corp.
11/01/2056	2.937%	5,400,000	3,201,936
Total			6,453,420
Chemicals 0.4%
Dow Chemical Co. (The)
03/15/2055	5.950%	480,000	456,293
LYB International Finance III LLC
04/01/2051	3.625%	1,475,000	986,464
Total			1,442,757
Construction Machinery 0.6%
Caterpillar, Inc.
05/15/2035	5.200%	1,306,000	1,351,573
United Rentals North America, Inc.
02/15/2031	3.875%	1,010,000	955,221
Total			2,306,794
Diversified Manufacturing 0.6%
Carrier Global Corp.
04/05/2040	3.377%	1,590,000	1,283,562
Siemens Funding BV(a)
05/28/2035	5.200%	958,000	993,520
Total			2,277,082
Electric 6.6%
AEP Texas, Inc.
01/15/2050	3.450%	2,900,000	2,015,697
05/15/2051	3.450%	750,000	515,710

Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Edison Co. of New York, Inc.
03/15/2055	5.500%	1,820,000	1,802,681
Duke Energy Indiana LLC
04/01/2050	2.750%	1,545,000	980,197
04/01/2053	5.400%	2,288,000	2,234,390
Entergy Louisiana LLC
03/15/2055	5.800%	850,000	871,901
Eversource Energy
07/15/2034	5.950%	1,290,000	1,369,269
Exelon Corp.
03/15/2052	4.100%	4,674,000	3,651,367
FirstEnergy Corp.
03/01/2050	3.400%	1,310,000	912,843
Jersey Central Power & Light Co.
01/15/2035	5.100%	1,072,000	1,086,960
MidAmerican Energy Co.
02/01/2055	5.300%	560,000	545,076
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	3,124,000	3,230,454
Oncor Electric Delivery Co. LLC
06/15/2054	5.550%	787,000	783,487
Pacific Gas and Electric Co.
07/01/2050	4.950%	1,905,000	1,641,209
Virginia Electric and Power Co.
04/01/2053	5.450%	2,043,000	1,993,414
Xcel Energy, Inc.
12/01/2049	3.500%	2,027,000	1,453,858
Total			25,088,513
Food and Beverage 2.5%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	1,989,000	1,861,641
Bacardi Ltd.(a)
05/15/2038	5.150%	4,711,000	4,453,880
Campbell Soup Co.
04/24/2050	3.125%	708,000	466,613
Conagra Brands, Inc.
11/01/2048	5.400%	490,000	447,896
Keurig Dr Pepper, Inc.
04/15/2052	4.500%	185,000	149,244
Kraft Heinz Foods Co.
06/01/2046	4.375%	2,125,000	1,767,925
Tyson Foods, Inc.
09/28/2048	5.100%	530,000	490,079
Total			9,637,278
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 2.0%
Becton Dickinson & Co.
02/08/2034	5.110%	920,000	939,424
Cigna Corp.
03/15/2050	3.400%	1,529,000	1,073,827
CVS Health Corp.
07/20/2045	5.125%	2,738,000	2,484,162
GE HealthCare Technologies, Inc.
06/15/2035	5.500%	104,000	107,777
HCA, Inc.
03/15/2052	4.625%	2,492,000	2,056,604
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	850,000	752,916
Total			7,414,710
Healthcare Insurance 1.0%
UnitedHealth Group, Inc.
04/15/2054	5.375%	3,901,000	3,740,459
Independent Energy 1.5%
APA Corp.
02/15/2055	6.750%	911,000	918,723
Canadian Natural Resources Ltd.
02/15/2037	6.500%	635,000	691,221
Diamondback Energy, Inc.
04/18/2064	5.900%	1,087,000	1,046,943
Occidental Petroleum Corp.
10/01/2054	6.050%	1,849,000	1,803,818
Woodside Finance Ltd.
05/19/2035	6.000%	995,000	1,038,567
Total			5,499,272
Integrated Energy 1.0%
BP Capital Markets America, Inc.
03/17/2052	3.001%	2,436,000	1,585,850
Cenovus Energy, Inc.
02/15/2052	3.750%	1,258,000	893,478
TotalEnergies Capital SA
04/05/2064	5.638%	1,453,000	1,453,130
Total			3,932,458
Life Insurance 1.4%
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	2,430,000	1,836,647
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	2,003,000	1,389,774
Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peachtree Corners Funding Trust II(a)
05/15/2035	6.012%	292,000	306,503
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	2,561,000	1,763,411
Total			5,296,335
Media and Entertainment 0.4%
Fox Corp.
01/25/2049	5.576%	490,000	477,051
Meta Platforms, Inc.
05/15/2063	5.750%	1,005,000	1,031,369
Total			1,508,420
Midstream 2.4%
Enbridge, Inc.
04/05/2054	5.950%	1,336,000	1,371,591
Energy Transfer LP
05/15/2054	5.950%	2,219,000	2,152,435
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	758,000	723,181
MPLX LP
03/14/2052	4.950%	1,896,000	1,618,674
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	759,000	645,079
Western Gas Partners LP
03/01/2048	5.300%	928,000	809,258
Williams Companies, Inc. (The)
06/24/2044	5.750%	1,815,000	1,832,275
Total			9,152,493
Natural Gas 0.8%
NiSource, Inc.
02/15/2044	4.800%	2,997,000	2,726,378
Southern California Gas Co.
04/01/2054	5.600%	450,000	449,965
Total			3,176,343
Pharmaceuticals 3.7%
AbbVie, Inc.
11/06/2042	4.400%	2,167,000	1,953,887
Amgen, Inc.
03/02/2063	5.750%	2,682,000	2,675,760
Bristol-Myers Squibb Co.
02/22/2064	5.650%	2,448,000	2,428,403
Eli Lilly & Co.
10/15/2065	5.650%	1,180,000	1,219,119
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Johnson & Johnson
06/01/2054	5.250%	820,000	835,720
Merck & Co, Inc.
09/15/2055	5.700%	1,585,000	1,636,290
Merck & Co., Inc.
05/17/2053	5.000%	1,085,000	1,018,824
Pfizer, Inc.
12/15/2046	4.125%	2,493,000	2,081,228
Total			13,849,231
Property & Casualty 0.1%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	720,000	565,445
Railroads 1.6%
Burlington Northern Santa Fe LLC
03/15/2056	5.800%	1,750,000	1,831,594
Canadian Pacific Railway Co.
12/02/2051	3.100%	610,000	411,905
Norfolk Southern Corp.
08/25/2051	2.900%	1,215,000	789,042
08/15/2052	4.050%	1,382,000	1,104,566
Union Pacific Corp.
02/05/2050	3.250%	2,460,000	1,733,030
Total			5,870,137
Restaurants 0.2%
McDonald’s Corp.
09/01/2049	3.625%	810,000	606,682
Retailers 1.2%
Amazon.com, Inc.
05/12/2051	3.100%	2,694,000	1,870,378
Lowe’s Companies, Inc.
04/01/2052	4.250%	2,882,000	2,325,744
Walmart, Inc.
09/22/2051	2.650%	525,000	335,032
Total			4,531,154
Supermarkets 0.3%
Kroger Co. (The)
09/15/2064	5.650%	1,273,000	1,243,548
Technology 3.8%
Alphabet, Inc.
05/15/2065	5.300%	517,000	513,797
Apple, Inc.
02/08/2051	2.650%	3,039,000	1,929,612

Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.(a)
11/15/2036	3.187%	3,127,000	2,669,392
Cisco Systems, Inc.
02/24/2055	5.500%	1,135,000	1,152,620
Foundry JV Holdco LLC(a)
01/25/2034	5.875%	907,000	945,352
Intel Corp.
08/12/2051	3.050%	2,200,000	1,394,573
International Business Machines Corp.
02/10/2055	5.700%	825,000	835,914
NXP BV/Funding LLC/USA, Inc.
02/15/2042	3.125%	1,740,000	1,285,636
Oracle Corp.
07/15/2046	4.000%	3,750,000	2,918,651
09/26/2055	5.950%	802,000	799,551
Total			14,445,098
Tobacco 0.3%
BAT Capital Corp.
08/02/2043	7.079%	1,080,000	1,218,371
Transportation Services 0.9%
ERAC USA Finance LLC(a)
10/30/2034	5.200%	622,000	641,549
FedEx Corp.
05/15/2050	5.250%	1,020,000	934,942
United Parcel Service, Inc.
05/14/2065	6.050%	1,675,000	1,752,301
Total			3,328,792
Wireless 0.5%
T-Mobile US, Inc.
04/15/2050	4.500%	1,100,000	925,744
Vodafone Group PLC
06/28/2064	5.875%	920,000	914,422
Total			1,840,166
Wirelines 1.9%
AT&T, Inc.
12/01/2057	3.800%	5,477,000	3,907,430
Verizon Communications, Inc.
03/22/2041	3.400%	4,395,000	3,471,946
Total			7,379,376
Total Corporate Bonds & Notes (Cost $178,319,264)			176,993,849

Foreign Government Obligations(c) 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.7%
Mexico Government International Bond
05/04/2053	6.338%	2,635,000	2,567,608
Total Foreign Government Obligations (Cost $2,634,947)			2,567,608

U.S. Treasury Obligations 42.2%

U.S. Treasury
02/15/2036	4.500%	17,158,000	17,710,273
05/15/2038	4.500%	14,945,000	15,260,246
08/15/2040	3.875%	1,725,000	1,607,484
02/15/2041	4.750%	3,935,000	4,036,449
05/15/2041	4.375%	6,568,000	6,449,981
05/15/2043	2.875%	4,575,000	3,582,797
05/15/2043	3.875%	3,418,500	3,096,413
08/15/2043	4.375%	17,646,000	17,031,147
08/15/2044	3.125%	2,795,000	2,237,747
11/15/2044	3.000%	2,595,000	2,030,182
05/15/2045	5.000%	10,589,000	10,999,324
08/15/2045	4.875%	4,823,000	4,930,764
11/15/2045	3.000%	2,080,000	1,609,075
11/15/2047	2.750%	3,615,000	2,612,402
02/15/2048	3.000%	17,090,000	12,902,950
02/15/2051	1.875%	3,770,000	2,153,024
05/15/2052	2.875%	17,847,900	12,733,361
02/15/2053	3.625%	2,167,300	1,791,748
02/15/2055	4.625%	3,371,000	3,314,114
U.S. Treasury(d)
05/15/2047	3.000%	21,257,900	16,182,577
U.S. Treasury(e)
STRIPS
02/15/2040	0.000%	19,295,800	10,107,653
11/15/2041	0.000%	6,871,000	3,250,517
05/15/2043	0.000%	9,604,000	4,160,959
Total U.S. Treasury Obligations (Cost $186,418,754)			159,791,187

Money Market Funds 8.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(f),(g)	30,349,325	30,340,220
Total Money Market Funds (Cost $30,334,862)		30,340,220
Total Investments in Securities (Cost: $402,967,410)		374,601,535
Other Assets & Liabilities, Net		4,013,093
Net Assets		378,614,628
At September 30, 2025, securities and/or cash totaling $10,423,309 were pledged as collateral.
Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2025 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	180	12/2025	USD	20,986,875	525,586	—
U.S. Treasury Ultra Bond	394	12/2025	USD	47,304,625	1,358,629	—
Total					1,884,215	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(26)	12/2025	USD	(2,925,000)	—	(5,668)
U.S. Treasury 2-Year Note	(13)	12/2025	USD	(2,709,180)	585	—
U.S. Treasury 5-Year Note	(17)	12/2025	USD	(1,856,320)	1,658	—
U.S. Treasury Ultra 10-Year Note	(12)	12/2025	USD	(1,380,938)	7,669	—
U.S. Treasury Ultra 10-Year Note	(262)	12/2025	USD	(30,150,469)	—	(248,884)
Total					9,912	(254,552)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $19,241,406, which represents 5.08% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	108,908,383	213,649,717	(292,216,467)	(1,413)	30,340,220	(4,783)	2,326,261	30,349,325
Abbreviation Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2025

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